Investment Strategy	Feb. 28, 2026
Flexible Debt ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.In buying and selling investments for the Fund, the adviser uses a flexible, benchmark agnostic strategy to make investments that the adviser believes will perform well over time, and uses both top-down macro views and bottom-up security selection to allocate its investments among strategies and sectors, including through the use of bonds and derivative instruments. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical research, including, but not limited to, analyzing individual securities and market sectors and monitoring positive and negative credit developments. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/ sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments.
High Yield Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities (such as municipal leases). The securities in which the Fund invests may have fixed rates of return or floating or variable rates. The Fund will invest in municipal securities of any maturity. As part of its investments in municipal securities, the Fund will also have the ability to invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Junk bonds also include unrated securities that the Fund’s adviser believes to be of comparable quality to debt securities that are rated below investment grade. These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P Global Ratings (S&P) and Ba1 or lower by Moody’s Investors Service Inc. (Moody’s)). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.The Fund will also invest in investment grade securities. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s, S&P, or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO) or are unrated but deemed by the adviser to be of comparable quality. Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by S&P and Fitch, Baa/Ba by Moody’s or unrated securities that the adviser deems to be of equivalent quality. The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets. The Fund may invest in shares of exchange-traded funds (ETFs). The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in a single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) adopted an exemptive rule that allows any fund to disregard these 5% and 10% limitations, subject to certain conditions. The Fund may invest in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates. The interest on these securities may be exempt from state and local income taxes. Up to 20% of the Fund’s net assets may be invested in securities subject to federal income tax. The Fund may also invest in zero-coupon securities, Treasury futures and credit default swaps as part of its main investment strategy. The Fund also invests in inverse floaters and restricted securities.Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser primarily looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes investment decisions after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, any security pledge, and a review of the security’s attributes, such as the coupon, maturity, and any redemption and tender provisions. The adviser also factors in the overall investment strategy of the Fund, including its duration and its credit strategy, as well as the adviser’s interest rate outlook. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in municipal issues and ascertain key issues that merit engagement with municipal issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investments in municipal securities, the Fund will also have the ability to invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Junk bonds also include unrated securities that the Fund’s adviser believes to be of comparable quality to debt securities that are rated below investment grade. These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P Global Ratings (S&P) and Ba1 or lower by Moody’s Investors Service Inc. (Moody’s)). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax.
Inflation Managed Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U) in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities.Under normal circumstances, the Fund will invest at least 80% of its “Assets” in bonds. “Assets” means net assets, plus the amount of borrowings for investment purposes. For purposes of this policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. government and agency debt securities, asset-backed securities, and mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. Additional information about these types of investments may be found in “Investment Practices” in the Fund’s prospectus. The Fund may invest up to 10% of the Fund’s total assets in securities that, at the time of purchase, are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund uses derivatives as a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund uses CPI-U swaps for inflation hedging purposes. In addition to CPI-U swaps, the Fund has flexibility to use swaps (including credit default swaps) and futures for hedging purposes, to increase income and gain to the Fund, and as part of its risk management process by establishing or adjusting exposure to particular securities or markets and/or to manage cash flows. The Fund may use swaps structured as credit default swaps to gain or hedge exposure to investment grade or high yield securities or indexes of investment grade or high yield securities.The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses derivatives as a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund uses CPI-U swaps for inflation hedging purposes. In addition to CPI-U swaps, the Fund has flexibility to use swaps (including credit default swaps) and futures for hedging purposes, to increase income and gain to the Fund, and as part of its risk management process by establishing or adjusting exposure to particular securities or markets and/or to manage cash flows. The Fund may use swaps structured as credit default swaps to gain or hedge exposure to investment grade or high yield securities or indexes of investment grade or high yield securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its “Assets” in bonds.
Limited Duration Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments. Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may also invest in corporate debt securities that are issued by a U.S. corporation. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund. The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds.
Mortgage-Backed Securities ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality.Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans.These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. All securities will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest in private placements and zero-coupon securities. As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds. The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life). The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value-oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities.
Realty Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts (REITs).These REITs are structured to pay a rate of interest or income. These REITs may also include REITs with relatively small market capitalizations. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate). The Fund may also invest up to 15% of net assets in illiquid holdings.As investment adviser to the Fund, J.P. Morgan Investment Management Inc. (JPMIM) manages the portfolio utilizing a disciplined investment process that focuses on stock selection rather than focusing on particular sectors or themes. JPMIM’s portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects. The REIT research team takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the team to determine each company’s normalized earnings (i.e., projected earnings adjusted to reflect what the company should earn at the midpoint of an economic cycle) and growth potential, from which they evaluate whether each company’s current price fully reflects its long-term value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.The Fund is non-diversified.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	These REITs are structured to pay a rate of interest or income. These REITs may also include REITs with relatively small market capitalizations. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate). The Fund may also invest up to 15% of net assets in illiquid holdings.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts (REITs).
Sustainable Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of municipal bonds, including municipal mortgage-backed and asset-backed securities. While current income is the Fund’s primary focus, it seeks to produce income in a manner consistent with the preservation of principal. Under normal circumstances, the Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For the purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. The Fund also invests in municipal mortgage-backed and asset-backed securities, as well as restricted securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser’s discretion. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities. “Sustainable” in the Fund’s name refers to the Fund’s strategy to invest in sustainable securities. Under normal circumstances, the Fund invests at least 80% of its Assets in sustainable municipal securities as determined under the adviser’s investment process (the Sustainable 80% Policy). For purposes of the Sustainable 80% Policy, sustainable municipal securities are defined by the adviser as municipal bonds (as described above) whose use of proceeds, in the adviser’s opinion, provide positive social or environmental benefits. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its Sustainable 80% Policy. The adviser uses the use of proceeds process described below to identify investments for the Fund, other than its investments in derivatives, cash and cash equivalents. The adviser has determined that bonds that finance affordable housing, healthcare, municipal water and sewer, education, mass transit, and issuer designated green bonds promote positive social or environmental benefits for purposes of the Sustainable 80% Policy. In addition to the types of sustainable municipal securities noted above, the adviser may identify additional types of bonds and uses of bond proceeds that it believes will provide positive social or environmental benefits for purposes of the Sustainable 80% Policy. In order to identify and invest in other types securities that provide positive social or environmental benefits for purposes of the Sustainable 80% Policy, the adviser determines and assesses such security’s intended use of proceeds. Compliance with the Fund’s 80% Sustainable Policy is determined based on the security’s characteristics at the time of purchase. If the use of proceeds of a security changes after the time of purchase so as to no longer provide positive social and/or environmental benefits, the Fund may continue to hold the security. Up to 20% of the Fund’s Assets may be invested in cash and cash equivalents, derivatives, and investments that the adviser has not determined provide social or environmental benefits.The Fund may invest up to 20% of its total assets in securities rated below investment grade. Such securities are known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality, such that, following the time of purchase, they would be deemed to be below investment grade. If the quality of an investment grade security is downgraded subsequent to purchase to below investment grade, the Fund may continue to hold the security. As a matter of fundamental policy, the Fund will not invest more than 25% of its total assets: (i) in securities within a single industry; or (ii) in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obligations. The Fund’s securities may be of any maturity, but under normal circumstances, the Fund’s duration will be the duration of the Fund’s benchmark, the Bloomberg US Municipal Index, as calculated by J.P. Morgan Investment Management Inc. (JPMIM), plus or minus two years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 29, 2026, the duration of the Bloomberg US Municipal Index, as calculated by JPMIM, was 6.76 years, although the duration will likely vary in the future. The Fund may also invest in zero-coupon securities. Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes investment decisions after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, any security pledge, and a review of the security’s attributes such as the coupon, maturity and any redemption and tender provisions. The adviser’s risk/reward analysis along with its use of proceeds process allows the adviser to collectively evaluate those criteria when selecting securities for purchase. The adviser utilizes a proprietary framework to monitor the portfolio’s overall investment in bonds that have been designated as providing positive social or environmental benefits. Through the framework, the adviser assesses characteristics of bond issuances and their proceeds using third party data and/or internal research. The proprietary framework, as well as the adviser’s views on municipal bond use of proceeds, are periodically reviewed internally. Generally, the adviser determines whether or not to sell a security by looking at a number of factors such as the security’s attributes (e.g., coupon, maturity and redemption/tender provisions), liquidity, relative value and the credit quality of the security. The adviser also factors in the overall investment strategy of the Fund, including its positioning relative to the benchmark, its duration and its credit strategy, as well as the adviser’s interest rate outlook.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Sustainable” in the Fund’s name refers to the Fund’s strategy to invest in sustainable securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The adviser uses the use of proceeds process described below to identify investments for the Fund, other than its investments in derivatives, cash and cash equivalents. The adviser has determined that bonds that finance affordable housing, healthcare, municipal water and sewer, education, mass transit, and issuer designated green bonds promote positive social or environmental benefits for purposes of the Sustainable 80% Policy. In addition to the types of sustainable municipal securities noted above, the adviser may identify additional types of bonds and uses of bond proceeds that it believes will provide positive social or environmental benefits for purposes of the Sustainable 80% Policy. In order to identify and invest in other types securities that provide positive social or environmental benefits for purposes of the Sustainable 80% Policy, the adviser determines and assesses such security’s intended use of proceeds. Compliance with the Fund’s 80% Sustainable Policy is determined based on the security’s characteristics at the time of purchase. If the use of proceeds of a security changes after the time of purchase so as to no longer provide positive social and/or environmental benefits, the Fund may continue to hold the security. Up to 20% of the Fund’s Assets may be invested in cash and cash equivalents, derivatives, and investments that the adviser has not determined provide social or environmental benefits.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in sustainable municipal securities as determined under the adviser’s investment process (the Sustainable 80% Policy).
Active Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to outperform (based on the Fund’s total return, gross of fees) the Bloomberg US Aggregate Index (the Benchmark) over a market cycle, typically a 3-5 year time horizon. As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets, plus the amount of any borrowings for investment purposes. As part of its main investment strategy, the Fund will invest primarily in investment grade corporate bonds, U.S. Treasury obligations, including treasury coupon strips and treasury principal strips, other U.S. government and agency securities, and asset-backed and mortgage-backed securities. Generally, the Fund’s bond holdings will have intermediate to long maturities. The Fund’s average weighted maturity will normally range between 4 and 12 years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. The dollar weighted average quality of the securities in the Fund generally will be A- or higher (or the equivalent). In addition, all securities will be U.S. dollar-denominated. The weighted average effective duration of the Fund will typically remain within +/-20% of the Benchmark. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may also invest in private placements, restricted securities and other unregistered securities. Securities issued under Rule 144A or other private placements are eligible investments. The Fund may invest in sub-prime mortgage-related securities. All securities will be rated investment grade (or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent)) at the time of purchase. While the Fund may not purchase below investment grade securities, it may hold up to 5% in below investment grade securities. In addition, all securities will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. As part of its principal investment strategy, the Fund may invest in debt securities structured as private placements, restricted securities and other unregistered securities. In addition to direct investments in securities, derivatives, which are instruments that have value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund has flexibility to invest in derivatives to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. The Fund may use futures contracts, options, and swaps. The Fund’s Assets may be invested in foreign securities, which will be denominated in USD. Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States. Securitized sectors (agency mortgage-backed securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and non-agency residential mortgage-backed securities (RMBS)) will be a minimum of the sector’s representation within the Benchmark plus 20%. Credit sector exposure will be limited to the sector’s representation within the Benchmark minus 10%. For liquidity, as a result of cash flows due to contributions and withdrawals, and for temporary defensive purposes in order to respond to unusual market conditions, the Fund may invest all or any portion of its assets in cash and cash equivalents. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including affiliated money market funds. Investment Process: The Portfolio Management (PM) team buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the PM team looks for individual fixed income investments that it believes will perform well over market cycles. The team is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its main investment strategy, the Fund will invest primarily in investment grade corporate bonds, U.S. Treasury obligations, including treasury coupon strips and treasury principal strips, other U.S. government and agency securities, and asset-backed and mortgage-backed securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets in bonds.
Active High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective of outperforming the Fund’s benchmark, the ICE BofA US High Yield Constrained Index (the benchmark), by investing in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and privately placed securities. Under normal circumstances, the Fund invests at least 80% of its Assets in bonds and other debt securities, such as convertible securities, that are rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions. The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may invest in securities that are issued by companies that are highly leveraged, less creditworthy or financially distressed. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps to gain exposure to other securities in order to mitigate risk exposure or to manage cash flow needs. Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security. In connection with a company’s reorganization, the Fund, either alone or in conjunction with other creditors, may provide financing to a debtor-in-possession by investing in notes or other securities issued by a company. The Fund may also hold commitments to purchase bonds, convertible securities and preferred or common stock (Unfunded Commitments) as a principal investment strategy. The adviser seeks to achieve its investment objective by focusing on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality. Based on this investment process, the adviser overweights and underweights its sector and security investments relative to the benchmark. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective of outperforming the Fund’s benchmark, the ICE BofA US High Yield Constrained Index (the benchmark), by investing in all types of high yield, high risk debt securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in bonds and other debt securities, such as convertible securities, that are rated below investment grade or unrated.
Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in debt securities rated below investment grade (i.e., high yield or junk bonds) or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), including from foreign and emerging markets.As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus bonds,” defined as U.S. investment grade (or the unrated equivalent), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets bonds (either investment grade or below investment grade (or their unrated equivalents)). For purposes of this policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life). The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 70% of the Fund’s Assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in the unrated equivalent. The balance of the Fund’s Assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 30% of its Assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund may invest in debt securities structured as private placements, restricted securities and other unregistered securities. The Fund may invest a significant portion of its Assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. Up to 25% of the Fund’s Assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 30% of the Fund’s Assets. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management, for efficient portfolio management and/ or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in other ETFs in order to gain exposure to particular markets, including foreign and emerging markets, or asset classes. The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including affiliated money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. “Assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in debt securities rated below investment grade (i.e., high yield or junk bonds) or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), including from foreign and emerging markets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus bonds,” defined as U.S. investment grade (or the unrated equivalent), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets bonds (either investment grade or below investment grade (or their unrated equivalents)).
Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The adviser seeks to manage distributions throughout the year to help reduce fluctuations in monthly dividends.“Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund has discretion to focus its investments in one or more regions or small groups of countries including both U.S. and foreign markets including emerging markets. The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions. In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent) to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. “Income” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating current income. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents. In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide income by investing opportunistically across different markets and sectors and utilizing income management strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The adviser seeks to manage distributions throughout the year to help reduce fluctuations in monthly dividends.
International Bond Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities. In buying and selling investments for the Fund, the adviser allocates the Fund’s exposure to strategies, sectors, countries and currencies based on the adviser’s analysis of individual investments and broader economic conditions in individual countries, regions and the world. This allows the adviser to take a conservative approach during uncertain periods and move into higher risk opportunities as market conditions improve, which may result in the Fund focusing in only a few markets and sectors. The Fund’s focus may change from time to time. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “bond” is defined as a debt security with a maturity of 90 days or more at the time of its issuance. The Fund’s assets are invested primarily in debt securities of issuers located in countries other than the United States. The Fund may invest in developed or emerging markets, including sovereign debt issued by countries in developed and emerging markets. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the United States, the United Kingdom and most western European countries and Hong Kong. In managing the Fund, the adviser will seek to diversify the Fund’s portfolio by investing in issuers in at least three countries other than the U.S. under normal circumstances. The Fund may invest a substantial part of its assets in just one country and is not required to allocate its investments in any set percentages in any particular country. Currently, the Fund anticipates at least 50% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions. Although the Fund has the flexibility to invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities), or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), the Fund generally invests at least 25% of the Fund’s Assets in securities that, at the time of purchase are rated investment grade or the unrated equivalent. The Fund has flexibility to decrease the percentage of Assets invested in investment grade securities at any time to take advantage of higher risk opportunities when market conditions are improving. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as significant volatility in interest rates and spreads. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in developed and emerging markets. These securities may include debt securities issued by governments and their agencies, state and provincial governmental entities, supranational organizations, corporations and banks. The Fund may also use currency related transactions involving currency derivatives as part of its primary investment strategy. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use currency derivatives including foreign forward currency contracts (including non-deliverable forwards) and currency options for hedging or to gain or manage exposure to currencies or securities. The adviser has flexibility to significantly increase the Fund’s exposure to currencies through the use of currency derivatives. The Fund may use foreign currency transactions and other derivatives to hedge non-dollar investments back to the U.S. dollar. In addition to currency derivatives, the Fund may use other fixed income and credit derivatives including futures contracts, options and swaps (including credit default swaps and interest rate swaps). The Fund may use derivatives as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to establish, increase, decrease, or manage exposure to securities, markets, or currencies including for hedging purposes, to seek to increase gain to the Fund and/or as part of its risk management process. A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments including credit linked notes (CLNs) for which the reference instrument is an emerging markets or developed markets debt instrument, adjustable rate mortgage loans (ARMs), custodial receipts and credit risk transfer securities and credit-linked notes issued by government-related organizations. The Fund may invest a significant amount of its assets in “sub-prime” mortgage-related securities. The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may also invest in mortgage pass-through securities including securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including Mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell Mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities, inverse floating rate securities, short-term funding agreements and deferred payment securities.As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds.
Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Municipal securities are debt securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include variable rate demand obligations, variable rate demand preferred securities, short-term municipal notes, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes or other short term notes, private placements and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.Additionally, municipal securities include other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. There may be times when there are not enough municipal securities available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax. The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage- backed securities at the adviser’s discretion. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. Up to 20% of the Fund’s assets may be held in cash and cash equivalents. The Fund may invest more than 25% of its total assets in municipal obligations, the interest upon which is paid from revenues of projects within a single sector, such as housing or healthcare. As part of its investments in municipal securities, the Fund invests primarily in investment grade securities or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. Up to 20% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. The market for municipal junk bonds is small and relatively less liquid than taxable junk bonds. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.The Fund may also invest in zero-coupon securities. The Fund’s securities may be of any maturity, but under normal circumstances, the Fund’s duration will be the duration of the Bloomberg US Municipal Index, the Fund’s benchmark (the Benchmark), as calculated by J.P. Morgan Investment ManagementInc. (JPMIM), plus or minus two years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 29, 2026, the duration of the Benchmark, as calculated by JPMIM, was 6.76 years, although the duration will likely vary in the future. Up to 20% of the Fund may be invested in money market funds, including affiliated money market funds, or cash. Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across sectors to seek to identify financially material issues with respect to the Fund’s investments in municipal issues and ascertain key issues that merit engagement with municipal issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal securities are debt securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investments in municipal securities, the Fund invests primarily in investment grade securities or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. Up to 20% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. The market for municipal junk bonds is small and relatively less liquid than taxable junk bonds. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax.
Short Duration Core Plus ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, credit risk transfer securities, credit-linked notes, restricted securities and other unregistered securities, and variable and floating rate instruments. Under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus” debt securities and instruments, defined as U.S. investment grade fixed income (or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent)), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets debt (either investment grade or below investment grade (or their unrated equivalents)).“Assets” means net assets plus the amount of borrowings for investment purposes. Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or the unrated equivalent. The Fund will not invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 25% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt.The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if J.P. Morgan Investment Inc. (JPMIM or the adviser) determines in its discretion that the market environment has significantly changed.Market SectorMinMaxU.S. Treasury & Agency10%50%U.S. Agency Residential Mortgage-Backed Securities10%30%Asset-Backed Securities0%20%Commercial Mortgage-Backed Securities0%20%Investment Grade Corporate Debt Securities20%50%High Yield Corporate Debt0%20%Emerging Markets Debt0%15%The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Up to 25% of the Fund’s Assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions. The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades (such as credit default swaps or credit default swap indices), combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non- dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies. Investment Process: The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or the unrated equivalent. The Fund will not invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 25% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus” debt securities and instruments, defined as U.S. investment grade fixed income (or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent)), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets debt (either investment grade or below investment grade (or their unrated equivalents)).
Ultra-Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing in investment grade, U.S. dollar denominated short-term fixed, variable and floating rate debt. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities, mortgage-backed and mortgage-related securities, and high quality money market instruments such as commercial paper and certificates of deposit. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by foreign governments, repurchase agreements, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities and privately placed securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities. The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.The Fund seeks to maintain a duration of one year or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a security’s or portfolio’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The investment grade U.S. dollar denominated short-term fixed, variable and floating rate debt securities in which the Fund will invest will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody’s Investors Service Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or a minimum long-term rating of Baa3, BBB–, or BBB– by Moody’s, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment (unrated equivalent). The Fund also may invest in securities rated below investment grade (i.e., high yield bonds, also called junk bonds or non-investment grade bonds) or the unrated equivalent. These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed, as well as restricted securities, at the adviser’s discretion. The asset-backed securities in which the Fund may invest include “sub-prime” securities and collateralized loan obligations (CLOs). The Fund may use futures contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to seek to increase income or gain to the Fund. “Income” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating current income.The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash, money market funds and cash equivalents. Investment Process: Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies and sectors based on changing market conditions and its view of the best mix of investment opportunities. The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. As part of its security selection strategy, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Income” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating current income.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing in investment grade, U.S. dollar denominated short-term fixed, variable and floating rate debt. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities, mortgage-backed and mortgage-related securities, and high quality money market instruments such as commercial paper and certificates of deposit. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by foreign governments, repurchase agreements, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities and privately placed securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.
Ultra-Short Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include variable rate demand obligations, variable rate demand preferred securities, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes or other short term notes, private placements and participations in pools of municipal securities. At times, the Fund may invest a significant amount of its assets in municipal securities that may be subject to the federal alternative minimum tax for individuals. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. The Fund invests in a portfolio of municipal securities with an average weighted maturity of two years or less. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in the Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. Up to 100% of the Fund’s assets may be invested in short-term municipal instruments such as variable rate demand notes, short-term municipal notes and tax-exempt commercial paper. Their yields will vary as interests rates change. The Fund may invest more than 25% of its total assets in municipal obligations, the interest upon which is paid from revenues of projects within a single sector, such as housing or healthcare. The Fund also invests in municipal mortgage-backed and asset-backed securities, as well as auction rate securities and restricted securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser’s discretion. As part of its investments in municipal securities, the Fund invests primarily in investment grade securities or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. Up to 10% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. The market for municipal junk bonds is small and relatively less liquid than taxable junk bonds. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.The Fund may also invest in zero-coupon securities. Up to 20% of the Fund may be invested in money market funds, including affiliated money market funds, or cash. “Income” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating current income. There may be times when there are not enough municipal securities available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the legal and technical structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across sectors to seek to identify financially material issues with respect to the Fund’s investments in municipal issues and ascertain key issues that merit engagement with municipal issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include variable rate demand obligations, variable rate demand preferred securities, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes or other short term notes, private placements and participations in pools of municipal securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investments in municipal securities, the Fund invests primarily in investment grade securities or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. Up to 10% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. The market for municipal junk bonds is small and relatively less liquid than taxable junk bonds. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax.
BetaBuilders U.S. Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg US Aggregate Index (the Underlying Index), which represents securities that are SEC-registered, taxable, and US dollar denominated. The Underlying Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bloomberg Index Services Limited is the index provider for the Underlying Index (the Index Provider). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. As of May 29, 2026, the effective duration of the Underlying Index was 5.8 years. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, U.S. dollar denominated foreign debt securities, asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and U.S. Government obligations, which may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds.Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include asset class exposure, industry weightings, liquidity, and other fixed income specific attributes (such as yield, duration, credit quality, spread and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund will primarily invest in bonds that are included in the Bloomberg US Aggregate Index, but may invest in bonds that are not included in the Bloomberg US Aggregate Index. The Fund may invest in Mortgage TBAs. Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date. The Fund may invest in debt obligations, denominated in U.S. dollars, that are issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund will not invest in asset classes that are not present in the Underlying Index. The Fund will not invest in debt securities that are rated below investment grade (i.e., high yield and junk bonds). The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, U.S. dollar denominated foreign debt securities, asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and U.S. Government obligations, which may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than one year and less than or equal to three years.The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of May 29, 2026 was 1.9 years. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund may also invest in shares of affiliated money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than one year and less than or equal to three years.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than three years and less than or equal to ten years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of May 29, 2026 was 5.6 years. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund may also invest in shares of affiliated money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than three years and less than or equal to ten years.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
BetaBuilders U.S. Treasury Bond 20+ Year ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 20+ Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of May 29, 2026 was 26.1 years. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund may also invest in shares of affiliated money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 20+ Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
BetaBuilders USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Index (the Underlying Index), which is capitalization weighted based on an issuer’s current market value of debt outstanding and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. To be included in the Underlying Index, securities must be rated below investment grade (based on an average of Moody’s, S&P, and Fitch ratings), have at least 18 months to final maturity at time of issuance, at least one year remaining term to final maturity as of rebalance date, a fixed coupon schedule and a minimum amount outstanding of $250 million. Securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. Securities that are original issue zero coupon bonds, 144A securities, pay-in-kind securities, callable perpetual securities (provided they are at least one year from the first call date), and fixed-to-floating (provided they are callable within the fixed rate period and at least one year from last call prior to transition date) are also eligible for inclusion in the index. As of May 29, 2026 the effective duration of the Underlying Index was 3.1 years.The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings of securities of issuers operating in troubled industries. In seeking to track the Underlying Index, the Fund may invest in corporate bonds structured as corporate debt securities, public or private placements, restricted and other unregistered securities and U.S. dollar-denominated securities of foreign issuers. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include asset class exposure, industry weightings, liquidity, and other fixed income specific attributes (such as yield, duration, credit quality, spread and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund will not invest 25% or more of the value of its total assets in the securities of companies conducting their principal business activities in the same industry.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Index (the Underlying Index), which is capitalization weighted based on an issuer’s current market value of debt outstanding and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. To be included in the Underlying Index, securities must be rated below investment grade (based on an average of Moody’s, S&P, and Fitch ratings), have at least 18 months to final maturity at time of issuance, at least one year remaining term to final maturity as of rebalance date, a fixed coupon schedule and a minimum amount outstanding of $250 million. Securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. Securities that are original issue zero coupon bonds, 144A securities, pay-in-kind securities, callable perpetual securities (provided they are at least one year from the first call date), and fixed-to-floating (provided they are callable within the fixed rate period and at least one year from last call prior to transition date) are also eligible for inclusion in the index. As of May 29, 2026 the effective duration of the Underlying Index was 3.1 years.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
BetaBuilders USD Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg US Corporate Index (the Underlying Index), which measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Bloomberg Index Services Limited is the index provider for the Underlying Index (the Index Provider). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.“Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy. The Underlying Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Underlying Index is a component of the Bloomberg US Credit and Bloomberg US Aggregate indices. As of May 29, 2026, the duration of the Underlying Index was 6.8 years. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include asset class exposure, industry weightings, liquidity, and other fixed income specific attributes (such as yield, duration, credit quality, spread and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the rebalancing of the Underlying Index. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s Underlying Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry. The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures to manage duration. The Fund will not invest in asset classes that are not present in the Underlying Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg US Corporate Index (the Underlying Index), which measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Bloomberg Index Services Limited is the index provider for the Underlying Index (the Index Provider). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.“Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy. The Underlying Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Underlying Index is a component of the Bloomberg US Credit and Bloomberg US Aggregate indices. As of May 29, 2026, the duration of the Underlying Index was 6.8 years. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
USD Emerging Markets Sovereign Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.“Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology that was developed and is owned by the adviser. The Underlying Index defines “quasi-sovereign debt securities” as debt securities issued by an entity that is 100% guaranteed or 100% owned by a national government. The Underlying Index is owned, maintained and calculated by J.P. Morgan Securities LLC (JPMS or the Index Provider), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The adviser licenses the Underlying Index from the Index Provider. The Index Provider and the adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Underlying Index starts with the J.P. Morgan Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. Historically, the J.P. Morgan Emerging Markets Bond Index Global Diversified has included bonds issued by the countries of Angola, Argentina, Armenia, Azerbaijan, Belize, Bolivia, Brazil, Cameroon, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russian Federation, Senegal, Serbia, Slovakia, South Africa, Sri Lanka, Suriname, Trinidad and Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia; however, this universe of countries may change in accordance with the Index Provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund uses a combination of stratified sampling and optimization techniques in order to seek to track the performance of the Underlying Index. The Fund’s goal in utilizing these techniques is to minimize tracking error to the Underlying Index. Stratified sampling involves grouping the securities in the Underlying Index into subgroups (for example, grouping the securities by ratings, maturity, sector or country) and selecting securities from each subgroup to match the aggregate weights of the Underlying Index. Optimization utilizes mathematical techniques to select securities by trading off between the desired characteristics of the Underling Index (for example, the risk and return of securities in the Underlying Index) and specified constraints (for example, trade size, issuer ratings, sectors, duration of securities, bid/ask spreads, and portfolio turnover). The Fund aims to ensure that the Fund’s exposures to important risk factors including, but not limited to, interest rate exposure, credit exposure and country and regional exposure, are aligned as closely as possible with the Underlying Index. To the extent the Fund uses the stratified sampling and optimization strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing a stratified sampling and optimization strategy, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly within each country and semi-annually across countries in accordance with the rebalancing of the Underlying Index. In addition, the Fund may take into account other considerations including, but not limited to, transaction costs, liquidity, capacity, tax implications and the bid/ask spread of the Fund when implementing the Fund’s stratified sampling and optimization techniques. The Fund will use quantitative models in some instances to quantify the tradeoffs of these considerations and the Fund’s alignment with the Underlying Index. The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization or securities that are unrated but are deemed by the adviser to be of comparable quality. As part of its principal investment strategy, the Fund may invest in private placements. The Fund’s debt investments are not subject to specific duration or average weighted maturity limitations. The Fund may invest up to 20% of its assets in exchange-traded futures contracts, credit default swaps and other exchange-traded funds (ETFs) to seek performance that corresponds to the Underlying Index, particularly in emerging markets where it is otherwise difficult to gain access, as well as in securities not included in the Underlying Index, but which the adviser believes will help the Fund track the Underlying Index. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. The Fund is non-diversified.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology that was developed and is owned by the adviser. The Underlying Index defines “quasi-sovereign debt securities” as debt securities issued by an entity that is 100% guaranteed or 100% owned by a national government.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is owned, maintained and calculated by J.P. Morgan Securities LLC (JPMS or the Index Provider), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The adviser licenses the Underlying Index from the Index Provider. The Index Provider and the adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Underlying Index starts with the J.P. Morgan Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
BetaBuilders MSCI US REIT ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index (formerly known as the MSCI USA/REIT 25-50 Custom Index) (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is a free-float adjusted market-cap weighted index designed to measure the performance of US equity real estate investment trust (REIT) securities. The Underlying Index is made up of the stocks of publicly traded US equity REITs, as determined by MSCI Inc., the index provider. To be included initially in the Underlying Index, an equity REIT must meet certain criteria established by the index provider, including meeting a minimum market capitalization threshold as well as a liquidity threshold based on a number of factors, including trading volume and frequency of trading. The Underlying Index includes a capping methodology which is designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the Underlying Index, from exceeding a maximum of 25% of the Underlying Index. This capping methodology allows the Fund, in seeking to track the Underlying Index, to invest in a manner consistent with the Fund’s classification as a “diversified” fund under the Investment Company Act of 1940. Equity REITs in the Underlying Index tend to be small- and mid-cap stocks, and may include Health Care REITs, Hotel & Resort REITs, Industrial REITs, Office REITs, Residential REITs, Retail REITs, Diversified REITs and certain other REITs that do not fall into these categories, referred to as Specialized REITs. As of May 29, 2026, the market capitalization of the companies in the Underlying Index ranged from $673.75 million to $135.12 billion and the Underlying Index included 105 securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents and can also realize capital gains by selling property that has appreciated in value. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index. The Fund may invest up to 20% of its assets in exchange-traded futures to seek performance that corresponds to the Underlying Index. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. The current Underlying Index is concentrated in the real estate group of industries.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is made up of the stocks of publicly traded US equity REITs, as determined by MSCI Inc., the index provider. To be included initially in the Underlying Index, an equity REIT must meet certain criteria established by the index provider, including meeting a minimum market capitalization threshold as well as a liquidity threshold based on a number of factors, including trading volume and frequency of trading. The Underlying Index includes a capping methodology which is designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the Underlying Index, from exceeding a maximum of 25% of the Underlying Index. This capping methodology allows the Fund, in seeking to track the Underlying Index, to invest in a manner consistent with the Fund’s classification as a “diversified” fund under the Investment Company Act of 1940. Equity REITs in the Underlying Index tend to be small- and mid-cap stocks, and may include Health Care REITs, Hotel & Resort REITs, Industrial REITs, Office REITs, Residential REITs, Retail REITs, Diversified REITs and certain other REITs that do not fall into these categories, referred to as Specialized REITs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its Assets in securities included in the Underlying Index.
100 U.S. Treasury Securities Money Market ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds, and notes.These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. Ordinarily, the Fund does not buy securities issued or guaranteed by agencies of the U.S. Government. The Fund is a money market fund managed in the following manner: ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Although the Fund will seek to qualify as a “government money market fund” (described below), it will not seek to maintain a stable net asset value (NAV) per Share using the amortized cost method of valuation. Instead, the Fund will calculate its NAV per Share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange-traded fund (ETF). As an ETF, Shares of the Fund will be traded on the Exchange (as defined below) and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. You could lose money by investing in the Fund. Because the Share price and NAV of the Fund will fluctuate, when Shares are sold on the Exchange (or redeemed, in the case of an authorized participant), they may be worth more or less than what was originally paid for them. The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. Government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully by cash and/or government securities and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds, and notes.